Cash Distributions and Net Income Per Unit Unit Activity (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Units
Limited Partners' Capital Account [Line Items]
Units outstanding, beginning of period (in shares)	15,713,153		0
Units sold in private placement (in shares)	62,956
Units outstanding, end of period (in shares)	21,693,916		0
Common Units | Haverhill Coke Company LLC and Middletown Coke Company LLC
Limited Partners' Capital Account [Line Items]
Units issued in conjunction with IPO (in shares)	5,915,055
Common Units | Director
Limited Partners' Capital Account [Line Items]
Units issued during the period (in shares)	2,752	3,456
Common Units | IPO
Limited Partners' Capital Account [Line Items]
Units issued in conjunction with IPO (in shares)		15,709,697
Public | Common Units
Limited Partners' Capital Account [Line Items]
Units outstanding, beginning of period (in shares)	13,503,456		0
Units sold in private placement (in shares)	62,956
Units outstanding, end of period (in shares)	16,789,164		0
Public | Common Units | Haverhill Coke Company LLC and Middletown Coke Company LLC
Limited Partners' Capital Account [Line Items]
Units issued in conjunction with IPO (in shares)	3,220,000
Public | Common Units | Director
Limited Partners' Capital Account [Line Items]
Units issued during the period (in shares)	2,752	3,456
Public | Common Units | IPO
Limited Partners' Capital Account [Line Items]
Units issued in conjunction with IPO (in shares)		13,500,000
SunCoke Energy Inc | Common Units - Parent
Limited Partners' Capital Account [Line Items]
Units outstanding, beginning of period (in shares)	2,209,697		0
Units sold in private placement (in shares)	0
Units outstanding, end of period (in shares)	4,904,752		0
SunCoke Energy Inc | Common Units - Parent | Haverhill Coke Company LLC and Middletown Coke Company LLC
Limited Partners' Capital Account [Line Items]
Units issued in conjunction with IPO (in shares)	2,695,055
SunCoke Energy Inc | Common Units - Parent | Director
Limited Partners' Capital Account [Line Items]
Units issued during the period (in shares)	0	0
SunCoke Energy Inc | Common Units - Parent | IPO
Limited Partners' Capital Account [Line Items]
Units issued in conjunction with IPO (in shares)		2,209,697
SunCoke Energy Inc | Subordinated Units
Limited Partners' Capital Account [Line Items]
Units outstanding, beginning of period (in shares)	15,709,697		0
Units sold in private placement (in shares)	0
Units outstanding, end of period (in shares)	15,709,697		0
SunCoke Energy Inc | Subordinated Units | Haverhill Coke Company LLC and Middletown Coke Company LLC
Limited Partners' Capital Account [Line Items]
Units issued in conjunction with IPO (in shares)	0
SunCoke Energy Inc | Subordinated Units | Director
Limited Partners' Capital Account [Line Items]
Units issued during the period (in shares)	0	0
SunCoke Energy Inc | Subordinated Units | IPO
Limited Partners' Capital Account [Line Items]
Units issued in conjunction with IPO (in shares)		15,709,697